Restructuring charges and asset impairments (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Accrued Restructuring Charges

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2009	53,813	—	11,461	65,274
Restructuring costs	65,133	31,928	19,411	116,472
Non-cash charges	—	(31,928)	—	(31,928)
Cash payments	(88,803)	—	(21,754)	(110,557)
Adjustments	(2,925)	—	(156)	(3,081)

Balance at March 31, 2010	27,218	—	8,962	36,180
Restructuring costs	38,264	8,294	15,760	62,318
Non-cash charges	—	(8,294)	—	(8,294)
Cash payments	(47,521)	—	(19,086)	(66,607)
Adjustments	(2,376)	—	(662)	(3,038)

Balance at March 31, 2011	15,585	—	4,974	20,559
Sony Ericsson acquisition	8,789	—	2,190	10,979
Restructuring costs	25,453	20,428	6,764	52,645
Non-cash charges	—	(20,428)	—	(20,428)
Cash payments	(24,928)	—	(4,862)	(29,790)
Adjustments	98	—	(1,130)	(1,032)

Balance at March 31, 2012	24,997	—	7,936	32,933

*	Significant asset impairments excluded from restructuring charges are described below.

Total Amount of Costs Incurred in Connection with Restructuring Programs by Segment

The total amount of costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Consumer Products & Services	31,255	25,532	8,972
Professional, Device & Solutions	41,067	19,507	25,645
Pictures	5,605	2,722	1,273
Music	5,225	2,662	5,710
Financial Services	5,078	5,010	1,822
Sony Mobile*	—	—	537
All Other and Corporate	28,242	6,885	8,686

Total net charges	116,472	62,318	52,645

*	Sony acquired Ericsson’s shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile. Refer to Note 24.